Insurance (Guarantees Related to Annuity Contracts) (Details) (Variable Annuity Guarantees [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Guaranteed Death Benefits [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Total contract account value	$ 100,420	$ 89,671
Separate account value in event of death	95,637	84,106
Net amount at risk in event of death	2,230	3,117
Average attained age of contractholders	64 years	63 years
Guaranteed Annuitization Benefits [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Total contract account value	57,041	51,411
Separate account value at annuitization	55,805	49,778
Net amount at risk at annuitization	$ 562	$ 2,316
Average attained age of contractholders	64 years	63 years